PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net
December 31, 2015

Computer and software	$571,564
Total	571,564
Less: accumulated depreciation	(93,489)
Property and equipment, net	$478,075